Cover	Apr. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2022
Entity File Number	001-31568
Entity Registrant Name	NEW ENGLAND REALTY ASSOCIATES LIMITED PARTNERSHIP
Entity Central Index Key	0000746514
Entity Tax Identification Number	04-2619298
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	39 Brighton Avenue
Entity Address, City or Town	Allston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02134
City Area Code	617
Local Phone Number	783-0039
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	CLASS A LIMITED PARTNERSHIP UNITS
Trading Symbol	NEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false